UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-22448

American Funds Tax-Exempt Fund of New York
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (415) 421-9360

Date of fiscal year end: July 31

Date of reporting period: October 31, 2012

Courtney R. Taylor
American Funds Tax-Exempt Fund of New York
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Funds Tax-Exempt Fund of New York®
Investment portfolio

October 31, 2012
unaudited

Bonds & notes — 89.69%	Principal amount (000)	Value (000)

NEW YORK — 82.97%
STATE ISSUERS — 45.08%
Dormitory Auth. of the State of New York, North Shore-Long Island Jewish Obligated Group, Rev. Bonds,
Series 2009-C, 5.00% 2039	$1,000	$1,118
Dormitory Auth. of the State of New York, North Shore-Long Island Jewish Obligated Group, Rev. Ref. Bonds,
Series 2011-A, 5.00% 2032	1,500	1,688
Dormitory Auth., Consolidated Service Contract Rev. Ref. Bonds, Series 2010, 5.00% 2020	500	612
Dormitory Auth., Lease Rev. Ref. Bonds (State University Educational Facs. Issue),
Series 2003, XLCA insured, 5.25% 2032 (put 2013)	1,000	1,032
Dormitory Auth., School Districts Rev. Bond Fncg. Program Rev. Ref. Bonds, Series 2011-A, 5.00% 2024	1,000	1,193
Dormitory Auth., Fordham University Rev. Bonds, Series 2011-A, 5.50% 2036	1,000	1,171
Dormitory Auth., Lease Rev. Bonds (State University Dormitory Facs. Issue), Series 2010-A, 5.00% 2035	1,000	1,144
Dormitory Auth., Lease Rev. Bonds (State University Dormitory Facs. Issue), Series 2011-A, 5.00% 2041	1,000	1,139
Dormitory Auth., Third General Resolution Rev. Ref. Bonds (State University Educational Facs. Issue),
Series 2012-A, 5.00% 2020	1,000	1,246
Dormitory Auth., Third General Resolution Rev. Ref. Bonds (State University Educational Facs. Issue),
Series 2012-A, 5.00% 2030	1,000	1,192
Dormitory Auth., Miriam Osborn Memorial Home Association Rev. Ref. Bonds, Series 2012, 5.00% 2042	970	1,032
Dormitory Auth., Mount Sinai School of Medicine of New York University, Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	1,000	1,183
Dormitory Auth., New School Rev. Bonds, Series 2010, 5.25% 2021	500	602
Dormitory Auth., New School Rev. Bonds, Series 2010, 5.50% 2040	500	574
Dormitory Auth., NYU Hospitals Center Rev. Bonds, Series 2011-A, 6.00% 2040	1,000	1,183
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2008, 6.25% 2037	1,000	1,108
Dormitory Auth., Rochester General Hospital Insured Rev. Bonds, Series 2005, RADIAN insured, 5.00% 2015	720	788
Dormitory Auth., Skidmore College, Rev. Bonds, Series 2011-A, 5.50% 2041	1,420	1,667
Dormitory Auth., St. John’s University Rev. Ref. Bonds, Series 2012-A, 5.00% 2027	1,000	1,187
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2011-A, 5.00% 2018	1,000	1,213
Energy Research and Dev. Auth., Facs. Rev. Ref. Bonds (Consolidated Edison Co. of New York, Inc. Project),
Series 2010-A, AMT, 1.45% 2036 (put 2012)	1,000	1,000
Energy Research and Dev. Auth., Pollution Control Rev. Ref. Bonds (Electric & Gas Corp. Project),
Series 1994-C, 3.00% 2029 (put 2013)	1,000	1,009
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2007 Series A, 5.00% 2047	1,000	1,064
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012 Series A, 5.25% 2047	1,000	1,134
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012 Series A, 5.75% 2047	1,000	1,183
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.00% 2031	1,500	1,753
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project),
Series 2010, 6.375% 2049	1,000	1,164
Liberty Dev. Corp., Rev. Bonds (Goldman Sachs Headquarters Issue), Series 2005, 5.25% 2035	1,000	1,194
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2004-C, AMBAC insured, 5.50% 2017	1,000	1,228
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2002-B-3D, 1.21% 20201	2,000	2,000
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2011-D, 5.00% 2036	1,000	1,129
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-C, 5.00% 2027	1,000	1,184
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2010-D, 5.00% 2017	1,000	1,184
Mortgage Agcy., Mortgage Rev. Bonds, Series 46, 5.00% 2029	450	481
Mortgage Agcy., Mortgage Rev. Ref. Bonds, Series 45, 4.50% 2029	890	953
Port Auth., Consolidated Bonds, Series 147, AMT, FGIC-National insured, 5.00% 2021	1,000	1,139
Port Auth., Consolidated Bonds, Series 166, 5.00% 2031	1,000	1,184
Port Auth., Consolidated Rev. Ref. Bonds, Series 136, AMT, National insured, 5.00% 2021	500	535
Port Auth., Consolidated Rev. Ref. Bonds, Series 167, AMT, 5.00% 2025	1,000	1,158
Port Auth., Consolidated Rev. Ref. Bonds, Series 172, AMT, 5.00% 2034	1,000	1,136
Port Auth., Special Project Bonds (JFK International Air Terminal LLC Project), Series 8, 5.00% 2020	1,000	1,157
Power Auth. of the State of New York, Rev. Ref. Bonds, Series 2011-A, 5.00% 2038	1,500	1,747
Thruway Auth., General Rev. Bonds, Series I, 5.00% 2042	1,000	1,137
Thruway Auth., Local Highway and Bridge Service Contract Rev. Ref. Bonds, Series 2009, 5.00% 2020	1,000	1,224
Thruway Auth., Second General Highway and Bridge Trust Fund Bonds, Series 2010-A, 5.00% 2015	750	832
Thruway Auth., Second General Highway and Bridge Trust Fund Rev. Ref. Bonds, Series 2008-B, 5.00% 2015	500	555
Thruway Auth., Second General Highway and Bridge Trust Fund Rev. Ref. Bonds, Series 2012-A, 5.00% 2022	1,000	1,263
Tobacco Settlement Fin. Corp., Rev. Ref. Bonds (State Contingency Contract Secured), Series 2011-B, 5.00% 2018	1,000	1,204
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), General Rev. Bonds, Series 2008-A, 5.00% 2020	1,000	1,200
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), General Rev. Bonds, Series 2010-A-1, 5.00% 2019	1,000	1,252
Troy Industrial Dev. Auth., Civic Fac. Rev. Bonds (Rensselaer Polytechnic Institute Project), Series 2011-E, 5.00% 2031	1,000	1,130
Urban Dev. Corp., Service Contract Rev. Ref. Bonds, Series 2010-A-2, 5.00% 2020	1,000	1,224
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (State Facs. and Equipment), Series 2009-B-1, 5.25% 2038	1,000	1,191
		60,000

CITY & COUNTY ISSUERS — 37.89%
City of Albany Capital Resource Corp., Rev. Bonds (St. Peter’s Hospital of the City of Albany Project),
Series 2011, 6.25% 2038	1,000	1,195
City of Albany Industrial Dev. Agcy., Civic Fac. Rev. Ref. Bonds (St. Peter’s Hospital of the City of Albany Project),
Series 2008-A, 5.25% 2027	500	560
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Buffalo State College Foundation Housing Corp. Project),
Series 2011-A, 5.375% 2041	1,400	1,614
Build NYC Resource Corp., Parking Fac. Rev. Ref. Bonds (Royal Charter Properties, Inc. —
New York and Presbyterian Hospital Leasehold Project),
Series 2012, Assured Guaranty Municipal insured, 4.75% 2032	1,000	1,083
County of Chautauqua Industrial Dev. Agcy., Exempt Fac. Rev. Bonds (NRG Dunkirk Power Project),
Series 2009, 5.875% 2042	1,000	1,129
Dutchess County Local Dev. Corp., Rev. Ref. Bonds (Health Quest Systems, Inc. Project), Series 2010, 5.75% 2030	500	599
Dutchess County Local Dev. Corp., Rev. Ref. Bonds (Health Quest Systems, Inc. Project), Series 2010, 5.75% 2040	1,000	1,174
Erie County Industrial Dev. Agcy., School Fac. Rev. Bonds (City School Dist. of the City of Buffalo Project),
Series 2011-A, 5.25% 2025	1,000	1,205
Erie County Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project),
Series 2012-A, 5.00% 2021	1,000	1,227
Essex County Industrial Dev. Agcy., Solid Waste Disposal Rev. Bonds, Series 2004-A, AMT, 5.20% 2028	500	509
Essex County Industrial Dev. Agcy., Solid Waste Disposal Rev. Ref. Bonds, Series 2005-A, AMT, 5.20% 2023	750	776
Town of Hempstead Local Dev. Corp., Rev. Bonds (Hofstra University Project), Series 2011, 5.00% 2027	1,300	1,485
Town of Hempstead Local Dev. Corp., Rev. Bonds (Hofstra University Project), Series 2011, 5.00% 2041	1,600	1,770
Long Island Power Auth., Electric System General Rev. Bonds, Series 2011-A, 5.00% 2038	1,000	1,122
Long Island Power Auth., Electric System General Rev. Ref. Bonds, Series 2003-B, 5.25% 2014	1,000	1,098
Long Island Power Auth., Electric System General Rev. Ref. Bonds, Series 2009-A, 5.50% 2024	1,055	1,270
Long Island Power Auth., Electric System General Rev. Ref. Bonds, Series 2009-A, 5.75% 2039	500	598
County of Monroe Industrial Dev. Agcy., School Fac. Rev. Bonds (Rochester Schools Modernization Project),
Series 2012-A, 5.00% 2021	1,000	1,221
Monroe County, Industrial Dev. Corp. Rev. Ref. Bonds (University of Rochester Project), Series 2011-A, 5.00% 2041	1,000	1,127
Nassau County Local Econ. Assistance Corp., Rev. Bonds (Winthrop-University Hospital Association Project),
Series 2012, 5.00% 2037	1,000	1,089
City of New York, G.O. Bonds, Fiscal 2008 Series L-1, 5.00% 2023	1,000	1,200
City of New York, G.O. Bonds, Fiscal 2010 Series E, 5.00% 2025	1,000	1,218
City of New York, G.O. Bonds, Fiscal 2011 Series A-1, 5.00% 2019	1,000	1,234
City of New York, G.O. Bonds, Fiscal 2011 Series B, 5.00% 2019	925	1,142
New York City Housing Dev. Corp., Residential Rev. Bonds (College of Staten Island Residences),
Series 2012-A, Assured Guaranty Municipal insured, 4.10% 2042	1,000	1,046
New York City Industrial Dev. Agcy., Airport Facs. Rev. and Ref. Bonds (TrIPs Obligated Group),
Series 2012-A, AMT, 5.00% 2028	1,000	1,064
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds
(American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 7.625% 20252	1,000	1,056
New York City Industrial Dev. Agcy., Special Fac. Rev. Ref. Bonds (Terminal One Group Assn., LP Project),
Series 2005, AMT, 5.00% 2013	1,000	1,007
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Ref. Bonds,
Fiscal 2011 Series EE, 5.375% 2043	1,000	1,184
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2007
Series S-2, Assured Guaranty Municipal insured, 5.00% 2017	570	667
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2012 Series S-1-A, 5.00% 2032	1,000	1,170
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2011 Series C, 5.25% 2025	1,000	1,220
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2010 Series D, 5.00% 2023	1,000	1,200
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2019	500	592
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	540	636
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2025	500	571
Trust for Cultural Resources of the City of New York, Rev. Bonds (Juilliard School),
Series 2009-B, 1.35% 2036 (put 2017)	1,500	1,515
Niagara County Industrial Dev. Agcy., Solid Waste Disposal Fac. Rev. Ref. Bonds
(American Ref-Fuel Co. of Niagara, L.P. Fac.), Series 2001-D, 5.55% 2024 (put 2015)	1,000	1,002
Onondaga Civic Dev. Corp., Rev. Ref. Bonds (St. Joseph’s Hospital Health Center Project), Series 2012, 5.00% 2042	500	510
Suffolk County Econ. Dev. Corp., Rev. Ref. Bonds (Catholic Health Services of Long Island Obligated Group Project),
Series 2011, 5.00% 2028	1,000	1,147
Suffolk County Econ. Dev. Corp., Rev. Ref. Bonds (Peconic Landing at Southold, Inc. Project),
Series 2010, 5.875% 2030	1,000	1,135
Suffolk County Industrial Dev. Agcy., Industrial Dev. Rev. Bonds (KeySpan-Port Jefferson Energy Center, LLC Project),
Series 2003-A, AMT, 5.25% 2027	1,000	1,023
Suffolk Tobacco Asset Securitization Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds,
Series 2012-B, 5.00% 2032	750	802
Suffolk Tobacco Asset Securitization Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds,
Series 2012-B, 5.25% 2037	600	644
TSASC, Inc., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2006-1, 5.125% 2042	2,100	1,709
Westchester County Health Care Corp., Rev. Bonds, Series 2010-B, 6.00% 2030	1,000	1,203
Westchester County Health Care Corp., Rev. Bonds, Series 2011-A, 5.125% 2041	500	553
City of Yonkers, G.O. Bonds, Series 2011-A, 5.00% 2019	1,000	1,163
		50,464

GUAM — 2.88%
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.00% 2031	1,200	1,350
Government of Guam, Business Privilege Tax Bonds, Series 2012-B-1, 5.00% 2037	750	830
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.125% 2031	500	582
Power Auth., Rev. Bonds, Series 2012-A, 5.00% 2034	1,000	1,085
		3,847

PUERTO RICO — 3.40%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.25% 2042	1,000	1,009
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth.,
Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project),
Series 2012, 5.00% 2031	500	551
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. Ref. Bonds
(Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	1,500	1,707
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2007-A, National insured, 0% 2043	1,000	183
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2011-C, 5.00% 2040	1,000	1,081
		4,531

VIRGIN ISLANDS — 0.44%
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note — Diageo Project), Series 2009-A, 6.625% 2029	500	590

Total bonds & notes (cost: $109,471,000)		119,432

	Principal amount	Value
Short-term securities — 9.79%	(000)	(000)

Dormitory Auth., Oxford University Press Rev. Bonds, Series 1993, Barclays Bank PLC LOC, 0.21% 20231	$1,900	$1,900
City of Syracuse, Industrial Dev. Agcy., Civic Fac. Rev. Bonds (Syracuse University Project),
Series 2008-A-2, JPMorgan Chase LOC, 0.22% 20371	1,900	1,900
City of New York, G.O. Bonds, Fiscal 1993 Series A, Subseries A-10, 0.26% 20161	1,250	1,250
City of New York, G.O. Bonds, Fiscal 1994 Series E, Subseries E-4, BNP Paribas LOC, 0.26% 20221	1,400	1,400
City of New York, G.O. Bonds, Fiscal 1994 Series E-2, 0.22% 20201	2,000	2,000
New York City, Transitional Fin. Auth., New York City Recovery Bonds, Fiscal Series 2003-1, Subseries 1-C, 0.25% 20221	2,200	2,200
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), General Rev. Bonds,
Series 2003-B-3, U.S. Bank LOC, 0.22% 20331	2,000	2,000
Dormitory Auth., University of Rochester Rev. Bonds, Series 2003-A, JPMorgan Chase LOC, 0.22% 20311	390	390

Total short-term securities (cost: $13,040,000)		13,040

Total investment securities (cost: $122,511,000)		132,472
Other assets less liabilities		688

Net assets		$133,160

1Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
2Scheduled interest and/or principal was not received.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuation may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of  trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of  trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At October 31, 2012, all of the fund’s investment securities were classified as Level 2.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$9,975
Gross unrealized depreciation on investment securities	—
Net unrealized appreciation on investment securities	9,975
Cost of investment securities for federal income tax purposes	122,497

Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
LOC = Letter of Credit
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-041-1212O-S32910

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK

By /s/ Karl J. Zeile
Karl J. Zeile, President and Principal Executive Officer

Date: December 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Karl J. Zeile
Karl J. Zeile, President and Principal Executive Officer

Date: December 28, 2012

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: December 28, 2012